INCOME TAXES (Details 5)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
INCOME TAXES
Unrecognized tax benefits	$ 4,017,000	24,917,000	24,301,000
Tax losses	2,124,000	13,178,000	12,761,000
Period in which the amount of unrecognized tax benefits will change	12 months	12 months
Penalty expense	16,000	99,000	123,000
Interest expense	327,000	2,031,000	1,657,000
Roll-forward of accrued unrecognized tax benefits
Balance-beginning	3,917,000	24,301,000	21,563,000
Increase based on tax positions related to the current year	245,000	1,518,000	16,694,000
Decrease of tax positions related to prior year	(145,000)	(902,000)	(13,956,000)
Balance-ending	$ 4,017,000	24,917,000	24,301,000